VARIABLE INTEREST ENTITIES - Unconsolidated VIEs (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
UPB of securitization collateral	$ 11,298,223	$ 8,096,883	$ 5,195,599
UPB number of days delinquent		60 days	60 days
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
UPB of securitization collateral	$ 4,595,629	$ 2,785,341	$ 716,986
Weighted average delinquency	0.70%	0.40%	0.40%
Face amount of debt held by third parties	$ 4,165,312	$ 2,586,297	$ 632,602
Maximum exposure	$ 299,322	$ 201,512	$ 43,333
UPB number of days delinquent	60 days